Share-based Payments - RSU Activity Rollforward (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	4,636,347	6,598,783	5,589,416
Granted (in shares) | shares	1,759,011	1,775,569	2,860,778
Vested (in shares) | shares	(2,781,687)	(3,738,005)	(513,324)
Forfeited (in shares) | shares	(191,089)	0	(1,338,087)
Outstanding, end of year (in shares) | shares	3,422,582	4,636,347	6,598,783
Weighted average grant date fair value, RSU outstanding beginning balance (in GBP per share) | £ / shares	£ 2.08	£ 1.29	£ 1.09
Weighted average grant date fair value, RSU granted (in GBP per share) | £ / shares	1.80	2.95	1.54
Weighted average grant date fair value, RSU vested (in GBP per share) | £ / shares	1.54	1.10	1.06
Weighted average grant date fair value, RSU forfeited (in GBP per share) | £ / shares	2.37	0	1.06
Weighted average grant date fair value, RSU Ending balance (in GBP per share) | £ / shares	£ 2.46	£ 2.08	£ 1.29